Commitments and contingencies (Narrative) (Details)					1 Months Ended				12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 08, 2021 USD ($)	May 06, 2021 GBP (£)	Mar. 09, 2021 GBP (£)	Jul. 31, 2021 GBP (£)	Jul. 31, 2021 USD ($)	Oct. 26, 2020 CAD ($)	Jul. 29, 2020 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Claimant value | £				£ 400,000
Cost order | £			£ 10,287
Claim settlement amount					£ 165,000	$ 228,373	$ 5,500,000
Provision for employee related liability | £								£ 59,748
Parkway Clinical Laboratories
Disclosure of contingent liabilities [line items]
Failed to pay for services		$ 1,412,951
Raza Bokhari
Disclosure of contingent liabilities [line items]
Severance and damages amount	$ 30,200,000
Punitive damages	$ 500,000
Epitech License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum due and payable upon first notification of FDA										$ 700,000
Non refundable sum due and payable thirty days upon first notification of FDA										500,000
Non refundable sum payable within required business days of first notification FDA										$ 1,000,000
Percentage of lump sum payment received to pay for non prescription drug rights										25.00%
Percentage of one off lump sum payment to pay for prescription drug rights										5.00%
Percentage of net sales of Licensed Product as first payment condition									7.00%
Percentage of net receipts from commercial partners as second payment condition									25.00%
Percentage of net sales or net receipts of licensed products as third payment condition									5.00%
Innovet License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum due and payable upon first notification of FDA										$ 250,000
Non refundable sum payable within required business days of first notification FDA										$ 750,000
Percentage of lump sum payment received to pay for non prescription drug rights										14.00%
Percentage of one off lump sum payment to pay for prescription drug rights										5.00%
License agreement | Lucid-MS and Lucid-Psych
Disclosure of contingent liabilities [line items]
License maintenance fee									$ 100,000
License agreement | Lucid-MS and Lucid-Psych | Minimum
Disclosure of contingent liabilities [line items]
Milestones payments									0
License agreement | Lucid-MS and Lucid-Psych | Maximum
Disclosure of contingent liabilities [line items]
License maintenance fee									$ 12,500,000